Sales Revenues - Summary Of Sales Revenues From External Customers By Business And By Product Category (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 43,598,877	¥ 41,648,130	¥ 34,367,619
Financial services	4,437,827	3,447,195	2,786,679
Total sales revenues	48,036,704	45,095,325	37,154,298
Vehicles, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	36,892,232	35,249,865	28,394,256
Parts and components for production, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,606,173	1,596,111	1,710,422
Parts and components for after service, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	3,423,389	3,166,586	2,866,196
Other, Automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	1,074,505	1,068,169	805,995
Total automotive [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	42,996,299	41,080,731	33,776,870
All other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales of products	¥ 602,578	¥ 567,399	¥ 590,749